Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,652,083	$ 1,580,555	$ 4,946,615	$ 3,328,197	$ 7,621,180	$ 6,914,910
Cost of revenue	1,915,294	1,295,059	3,696,197	2,696,350	5,263,474	4,673,870
Gross profit	736,789	285,496	1,250,418	631,847	2,357,706	2,241,040
Operating expenses:
Selling and marketing expenses	64,816	79,133	230,564	210,642	490,403	765,441
Product development	50,766		60,266			13,500
General and administrative expenses	1,493,494	861,410	2,932,595	2,757,616	5,288,316	4,023,921
Loss on the settlement of debt						252,900
Total operating expenses	1,609,076	940,543	3,223,425	2,968,258	5,778,719	5,055,762
Loss from operations	(872,287)	(655,047)	(1,973,007)	(2,336,411)	(3,421,013)	(2,814,722)
Other income (expense):
Interest and financing costs	(964,387)	(67,795)	(4,289,330)	(147,651)	(265,839)	(1,115,499)
Gain on forgiveness of debt			8,000		184,775
Total other income (expense)	(964,387)	(67,795)	(4,281,330)	(147,651)	(81,064)	(1,115,499)
Net loss	$ (1,836,674)	$ (722,842)	$ (6,254,337)	$ (2,484,062)	$ (3,502,077)	$ (3,930,221)
Weighted average shares outstanding :
Basic	35,333,924	31,064,184	34,364,066	30,245,994	31,118,425	27,112,557
Diluted	35,333,924	31,064,184	34,364,066	30,245,994	31,118,425	27,112,557
Loss per share
Basic	$ (0.05)	$ (0.02)	$ (0.18)	$ (0.08)	$ (0.11)	$ (0.14)
Diluted	$ (0.05)	$ (0.02)	$ (0.18)	$ (0.08)	$ (0.11)	$ (0.14)